BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising, Marketing and Promotional Costs
Total advertising, marketing and promotional costs	$ 0.5	$ 0.3	$ 0.8	$ 0.2	$ 0.2	$ 0.4	$ 1.1	$ 0.7	$ 0.7